INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

	September 30,	December 31,
	2012	2011

Federal net operating loss carry forwards	$4,716,000	$4,455,000
State and city net operating loss carry forwards,
net of federal tax benefit	1,347,000	1,272,000
	6,063,000	5,727,000
Less: Valuation allowance	(6,063,000)	(5,727,000)
Total	$-	$-